Loan Receivable - Third Party (Details) - Borrower A [Member]	12 Months Ended
	Dec. 31, 2024 SGD ($)	Oct. 15, 2025 SGD ($)	Dec. 31, 2024 USD ($)
Loan Receivable - Third Party [Line Items]
Amount to Borrower	$ 2,621,944		$ 2,000,000
Maturing date	Apr. 15, 2025
Fixed rate	5.00%		5.00%
Proceeds from Related Party Debt	$ 1,300,000
Forecast [Member]
Loan Receivable - Third Party [Line Items]
Amount to Borrower		$ 1,321,944